Carve-out Balance Sheet (Predecessor)	Dec. 31, 2021 USD ($)
United Maritime Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 765,484
Accounts receivable trade	70,000
Inventories	99,325
Prepaid expenses	59,461
Total current assets	994,270
Fixed assets:
Vessels, net	12,280,271
Total fixed assets	12,280,271
Other non-current assets:
Deferred charges, net and other long-term investments	155,549
TOTAL ASSETS	13,430,090
Current liabilities:
Current portion of long-term debt, net of deferred finance costs of $72,926	1,177,074
Trade accounts and other payables	268,429
Accrued liabilities	309,611
Deferred revenue	326,374
Total current liabilities	2,081,488
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs of $46,330	4,203,670
Other liabilities, non-current	104,554
Total liabilities	6,389,712
Commitments and contingencies
PARENT'S EQUITY
Parent investment, net	7,868,678
Accumulated deficit	(828,300)
Total stockholders'/Parent equity, net	7,040,378
TOTAL LIABILITIES AND STOCKHOLDERS'/PARENT EQUITY	$ 13,430,090